Summary prospectus

Delaware Ivy VIP Growth

(formerly, Ivy VIP Growth)

Before you invest, you may want to review the Portfolio's statutory prospectus (and any supplements thereto), which contains more information about the Portfolio and its risks. You can find the Portfolio's statutory prospectus and other information about the Portfolio, including its statement of additional information and most recent reports to shareholders, online at ivyinvestments.com/prospectus. You can also get this information at no cost by calling 888 923-3355. The Portfolio's statutory prospectus and statement of additional information, both dated April 29, 2022 (and any supplements thereto), are incorporated by reference into this summary prospectus.

On April 30, 2021, the portfolio in this prospectus (Portfolio) became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio's investment manager (hereinafter, the Portfolio and other legacy Ivy Funds are referred to as Transaction Funds to differentiate them from the other Delaware Funds by Macquarie, the non-Transaction Funds). On or about June 24, 2022, references to Waddell & Reed Services Company, doing business as WI Services Company (WISC), are hereby removed from this prospectus.

What is the Portfolio's investment objective?

Delaware Ivy VIP Growth seeks to provide growth of capital.

What are the Portfolio’s fees and expenses?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	II
Management fees	0.70%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.04%
Total annual portfolio operating expenses	0.99%

Example

This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	II
1 year	$101
3 years	$315
5 years	$547
10 years	$1,213

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs . These costs, which are not reflected in the annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

Summary prospectus

What are the Portfolio's principal investment strategies?

Delaware Ivy VIP Growth seeks to achieve its objective by investing primarily in a portfolio of common stocks issued by large-capitalization, growth-oriented companies that Delaware Management Company (Manager), the Portfolio’s investment manager, believes have a competitively advantaged business model, thereby eluding competition, and have the ability to sustain growth over the long term beyond investors’ expectations. Large-capitalization companies typically are companies with market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Manager believes are likely to grow faster than the economy. The Portfolio is non-diversified, meaning that it may invest a significant portion of its total assets in a limited number of issuers.

In selecting securities for the Portfolio, the Manager begins its investment process by screening large-capitalization companies based on profitability (capital returns and margins) and growth (sales and earnings), while simultaneously utilizing fundamental analysis to assess any unique business attributes that validate those financial characteristics. The Manager uses a bottom-up (researching individual issuers) strategy in selecting securities for the Portfolio. The Manager seeks to invest for the Portfolio in companies that it believes possess a structural competitive advantage or durable market leadership position. The Manager looks for companies which serve large addressable markets with a demonstrated ability to sustain unit growth and high profitability. The Manager also seeks to invest in companies that it believes have improving growth prospects or improving levels of profitability and returns.

A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; ESG characteristics; level of competitive intensity; return of capital; strong balance sheets and cash flows; the threat of substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Manager’s process for selecting stocks is based primarily on fundamental research, but does utilize quantitative analysis during the screening process.

From a quantitative standpoint, the Manager concentrates on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Manager’s fundamental research effort tries to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Portfolio typically holds a limited number of stocks (generally 35 to 50).

Many of the companies in which the Portfolio may invest have diverse operations, with products or services in foreign markets. Therefore, the Portfolio may have indirect exposure to various foreign markets through investments in these companies, even if the Portfolio is not invested directly in such markets.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

In general, the Manager may sell a security when, in the Manager’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Manager also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Manager also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

What are the principal risks of investing in the Portfolio?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in the Portfolio's portfolio. An investment in the Portfolio may not be appropriate for all investors. The Portfolio's principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Growth stock risk — Growth stocks reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Portfolio's share price may not rise as much as the share prices of portfolios that focus on smaller-capitalization companies.

Limited number of securities risk — The possibility that a single security’s increase or decrease in value may have a greater impact on a portfolio's value and total return because the portfolio may hold larger positions in fewer securities than other portfolios. In addition, a portfolio that holds a limited number of securities may be more volatile than those portfolios that hold a greater number of securities.

Nondiversification risk — A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Information technology sector risk — The risk that investment risks associated with investing in the information technology sector, in addition to other risks, include the intense competition to which information technology companies may be subject; the dramatic and often unpredictable changes in growth rates and competition for qualified personnel among information technology companies; effects on profitability from being heavily dependent on patent and intellectual property rights and the loss or impairment of those rights; obsolescence of existing technology; general economic conditions; and government regulation.

Industry and sector risk — The risk that the value of securities in a particular industry or sector (such as information technology) will decline because of changing expectations for the performance of that industry or sector.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a portfolio has valued them.

IBOR risk — The risk that changes related to the use of the London Interbank Offered Rate (LIBOR) or similar interbank offered rates (“IBORs,” such as the Euro Overnight Index Average (EONIA)) could have adverse impacts on financial instruments that reference LIBOR or a similar rate. While some instruments may contemplate a scenario where LIBOR or a similar rate is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The abandonment of LIBOR and similar rates could affect the value and liquidity of instruments that reference such rates, especially those that do not have fallback provisions. The use of alternative reference rate products may impact investment strategy performance.

Active management and selection risk — The risk that the securities selected by a portfolio's management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Ivy VIP Growth performed?

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods compare with those of a broad measure of market performance. On April 30, 2021, the Portfolio became part of Delaware Funds by Macquarie® and Delaware Management Company became the Portfolio’s investment manager. The returns shown from before April 30, 2021 are from the Portfolio’s prior investment manager. The Portfolio's past performance is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio's most recently available month-end performance by calling 888 923-3355 (800 523-1918 on or about June 24, 2022) or by visiting our website at delawarefunds.com/vip-performance.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek capital growth, with current income as a secondary objective. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital.

Summary prospectus

Calendar year-by-year total return (Class II)

During the periods illustrated in this bar chart, Class II’s highest quarterly return was 25.41% for the quarter ended June 30, 2020, and its lowest quarterly return was -14.69% for the quarter ended December 31, 2018.

Average annual total returns for periods ended December 31, 2021

	1 year	5 years	10 years
Class II	30.03%	25.13%	19.06%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	27.60%	25.32%	19.79%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust)

Portfolio managers	Title with Delaware Management Company	Start date on the Portfolio
Bradley M. Klapmeyer, CFA	Senior Vice President, Portfolio Manager	August 2016
Brad Angermeier	Portfolio Manager	October 2021

Sub-Advisors

Macquarie Funds Management Hong Kong Limited (MFMHKL)

Macquarie Investment Management Global Limited (MIMGL)

Purchase and redemption of Portfolio shares

Effective until on or about June 24, 2022: Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies (PICs) to fund benefits payable under the Policies. The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after your order is received in good order on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Effective after on or about June 24, 2022: Shares are sold, directly or indirectly, to separate accounts of life insurance companies at net asset value (NAV). Please refer to the variable annuity or variable life insurance product contract prospectus for more information about the purchase and redemption of shares.

Please refer to the Fund’s prospectus and statement of additional information for more details regarding the purchase and sale of Fund shares.

Tax information

The dividends and distributions paid from the Portfolio to the insurance company separate accounts will consist of ordinary income, capital gains, or some combination of both. Because shares of the Portfolio must be purchased through separate accounts used to fund variable annuity contracts or variable life insurance contracts (variable contracts), such dividends and distributions will be exempt from current taxation by contract holders if left to accumulate within a separate account. You should refer to your variable contract prospectus for more information on these tax consequences.

Payments to broker/dealers and other financial intermediaries

If you purchase shares of the Portfolio through a broker/dealer or other financial intermediary (such as an insurance company), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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VIPSUM-GRWTH 4/22